INCOME TAXES	6 Months Ended
Jun. 30, 2024
Disclosure Of Income Taxes [Abstract]
INCOME TAXES	INCOME TAXESBrookfield Renewable's effective income tax rate was (26)% for the six months ended June 30, 2024 (2023: 12%).